ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

David J. Marcinkus T+1 212 596 9677 F+1 646 728 6286 david.marcinkus@ropesgray.com

June 23, 2010

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Registration Statement on Form N-14

Ladies and Gentleman:

Enclosed for filing on behalf of RS Investment Trust (the “Trust”) is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the reorganization of Oak Value Fund, a series of Oak Value Trust, into RS Capital Appreciation Fund (the “Fund”), a series of the Trust.

The Prospectus/Proxy Statement that constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of Oak Value Fund at which shareholders of Oak Value Fund will be asked to vote on the proposed transfer by Oak Value Fund of all the assets of Oak Value Fund to the Fund in exchange for Class A shares of the Fund and the assumption by the Fund of all of the liabilities of Oak Value Fund.

No registration fee is being paid at the time of filing because the Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on July 23, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended. The Prospectus/Proxy Statement and related proxy materials will first be made available to shareholders in July 2010.

Please direct any comments or questions on the enclosed materials to the undersigned at (212) 596-9677.

Very truly yours,

/S/ David J. Marcinkus
David J. Marcinkus

cc:	Benjamin L. Douglas, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.